UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3
(f/k/a JennisonDryden Opportunity Funds)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2011

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS
Aerospace & Defense 5.6%
46,246	Boeing Co. (The)	$2,968,068
27,710	Precision Castparts Corp.	3,233,757
52,340	United Technologies Corp.	3,526,669

		9,728,494
Biotechnology 2.9%
62,000	Celgene Corp.(a)	3,271,120
49,084	Gilead Sciences, Inc.(a)	1,763,097

		5,034,217
Capital Markets 3.0%
185,849	Charles Schwab Corp. (The)	3,036,773
15,827	Goldman Sachs Group, Inc. (The)	2,283,203

		5,319,976
Communications Equipment 5.0%
186,200	Cisco Systems, Inc.(a)	4,312,392
165,100	Juniper Networks, Inc.(a)	4,394,962

		8,707,354
Computers & Peripherals 13.2%
40,986	Apple, Inc.(a)	10,539,960
131,509	Hewlett-Packard Co.	6,050,729
169,779	NetApp, Inc.(a)	6,397,273

		22,987,962
Construction & Engineering 1.0%
82,806	Quanta Services, Inc.(a)	1,716,568

Diversified Financial Services 2.0%
88,483	JPMorgan Chase & Co.	3,502,157

Electronic Equipment & Instruments 1.5%
82,719	Agilent Technologies, Inc.(a)	2,676,787

Energy Equipment & Services 3.2%
98,537	Schlumberger Ltd.(b)	5,532,853

Food Products 1.5%
53,129	Mead Johnson Nutrition Co.	2,620,322

Healthcare Equipment & Supplies 2.1%
26,221	Alcon, Inc.	3,683,526

Healthcare Providers & Services 4.5%
28,400	Express Scripts, Inc.(a)	2,857,040
86,049	Medco Health Solutions, Inc.(a)	4,960,725

		7,817,765
Hotels, Restaurants & Leisure 1.8%
96,154	Marriott International, Inc. (Class A Stock)	3,216,351

Household Products 1.5%
34,400	Colgate-Palmolive Co.	2,686,296

Industrial Conglomerates 1.3%
78,044	Koninklijke Philips Electronics NV (Netherlands), ADR(b)	2,327,272

Internet & Catalog Retail 4.1%
56,696	Amazon.com, Inc.(a)	7,113,080

Internet Software & Services 5.4%
46,627	Baidu, Inc. (China), ADR(a)	3,413,562
12,232	Google, Inc. (Class A Stock)(a)	5,934,722

		9,348,284
IT Services 7.5%
27,727	International Business Machines Corp.(b)	3,473,084
20,400	Mastercard, Inc. (Class A Stock)(b)	4,116,108
75,600	Visa, Inc. (Class A Stock)	5,477,976

		13,067,168
Media 3.5%
185,140	Walt Disney Co. (The)	6,187,379

Multiline Retail 1.9%
60,081	Target Corp.	3,276,217

Oil, Gas & Consumable Fuels 3.3%
69,000	Occidental Petroleum Corp.	5,693,190

Pharmaceuticals 4.9%
70,571	Abbott Laboratories	3,356,357
29,734	Shire PLC (Ireland), ADR(b)	1,820,018
63,181	Teva Pharmaceutical Industries Ltd. (Israel), ADR	3,463,582

		8,639,957
Semiconductors & Semiconductor Equipment 2.0%
166,068	Intel Corp.	3,557,177

Software 9.7%
161,400	Adobe Systems, Inc.(a)	5,177,712
245,100	Microsoft Corp.	6,323,580
80,684	VMware, Inc. (Class A Stock)(a)(b)	5,342,088

		16,843,380
Textiles, Apparel & Luxury Goods 6.6%
90,488	Coach, Inc.	3,719,962
71,296	NIKE, Inc. (Class B Stock)(b)	5,160,404
30,189	Polo Ralph Lauren Corp.	2,622,217

		11,502,583

	Total long-term investments (cost $133,375,771)	172,786,315

SHORT-TERM INVESTMENT 19.6%
Affiliated Money Market Mutual Fund
34,215,708	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,215,708; includes $25,208,398 of cash collateral received for securities on loan)(c)(d)	34,215,708

	Total Investments 118.6% (cost $167,591,479)(e)	207,002,023
	Liabilities in excess of other assets (18.6%)	(32,519,247)

	Net Assets 100.0%	$174,482,776

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $24,004,704; cash collateral of $25,208,398 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$179,883,945	$29,404,047	$(2,285,969)	$27,118,078

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$172,786,315	$—	$—
Affiliated Money Market Mutual Fund	34,215,708	—	—

Total	$207,002,023	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 73.7%
LONG POSITIONS
COMMON STOCKS 73.6%
Aerospace & Defense 2.8%
7,988	Boeing Co. (The)	$512,670
1,881	Moog, Inc. (Class A Stock)(a)	62,092
4,346	Precision Castparts Corp.	507,178

		1,081,940
Air Freight & Logistics 0.1%
4,039	UTi Worldwide, Inc.	58,364

Beverages 1.4%
8,784	PepsiCo, Inc.	552,426

Capital Markets 1.6%
3,138	Eaton Vance Corp.	93,795
3,127	Goldman Sachs Group, Inc. (The)	451,101
4,841	Janus Capital Group, Inc.	51,605

		596,501
Chemicals 1.7%
1,723	Albemarle Corp.	74,192
18,771	Dow Chemical Co. (The)	505,128
1,474	Intrepid Potash, Inc.(a)	36,349
1,194	Spartech Corp.(a)	15,892

		631,561
Commercial Banks 0.4%
1,735	Bank of the Ozarks, Inc.	61,228
369	BOK Financial Corp.	18,653
1,323	FirstMerit Corp.	24,661
923	Prosperity Bancshares, Inc.	33,265

		137,807
Commercial Services & Supplies 2.0%
1,045	Clean Harbors, Inc.(a)	66,243
3,239	Mobile Mini, Inc.(a)	51,824
2,092	Waste Connections, Inc.(a)	73,659
17,481	Waste Management, Inc.	568,307

		760,033
Communications Equipment 1.9%
2,326	ADTRAN, Inc.	63,802
3,262	CommScope, Inc.(a)	91,988

20,381	Juniper Networks, Inc.(a)	542,542
1,936	NETGEAR, Inc.(a)	43,967

		742,299
Computers & Peripherals 5.6%
3,482	Apple, Inc.(a)	895,431
2,613	Compellent Technologies, Inc.(a)	33,603
13,287	Hewlett-Packard Co.	611,335
15,193	NetApp, Inc.(a)	572,472

		2,112,841
Construction & Engineering 0.4%
2,708	Chicago Bridge & Iron Co. NV(a)	53,808
8,214	Great Lakes Dredge & Dock Corp.	47,846
1,046	URS Corp.(a)	46,631

		148,285
Diversified Consumer Services 1.8%
2,215	Bridgepoint Education, Inc.(a)	47,778
2,076	Education Management Corp.(a)	43,866
36,252	H&R Block, Inc.	582,932

		674,576
Diversified Telecommunication Services 0.2%
3,633	tw telecom, inc.(a)	63,541

Electric Utilities
862	El Paso Electric Co.(a)	17,085

Electrical Equipment 0.1%
1,777	Polypore International, Inc.(a)	36,268
417	Woodward Governor Co.	11,968

		48,236
Electronic Equipment & Instruments 0.3%
1,309	Anixter International, Inc.(a)	62,178
2,215	FLIR Systems, Inc.(a)	63,105

		125,283
Energy Equipment & Services 1.7%
185	Core Laboratories NV	25,156
615	Dril-Quip, Inc.(a)	29,957
500	Oceaneering International, Inc.(a)	23,135
10,119	Schlumberger Ltd.	568,182

		646,430

Food & Staples Retailing 0.5%
2,507	Ruddick Corp.	82,781
3,538	United Natural Foods, Inc.(a)	109,855

		192,636
Food Products 4.8%
12,402	Bunge Ltd.	604,722
24,359	ConAgra Foods, Inc.	589,001
450	Diamond Foods, Inc.	18,652
17,699	Kraft Foods, Inc. (Class A Stock)	506,191
164	SunOpta, Inc.(a)	774
1,897	TreeHouse Foods, Inc.(a)	87,452

		1,806,792
Healthcare Equipment & Supplies 1.2%
2,004	Alcon, Inc.	281,522
2,324	Align Technology, Inc.(a)	34,674
4,567	Alphatec Holdings, Inc.(a)	24,342
2,585	Insulet Corp.(a)	37,664
1,600	Integra LifeSciences Holdings Corp.(a)	63,040

		441,242
Healthcare Providers & Services 2.6%
1,894	Air Methods Corp.(a)	62,369
1,847	AMERIGROUP Corp.(a)	66,344
1,564	Bio-Reference Labs, Inc.(a)	35,769
1,600	Centene Corp.(a)	36,512
941	Emergency Medical Services Corp. (Class A Stock)(a)	50,409
6,497	Medco Health Solutions, Inc.(a)	374,552
1,846	MWI Veterinary Supply, Inc.(a)	90,473
1,680	Patterson Cos., Inc.	49,913
4,033	PSS World Medical, Inc.(a)	92,396
2,708	Universal Health Services, Inc. (Class B Stock)	114,765

		973,502
Hotels, Restaurants & Leisure 0.5%
2,338	Cheesecake Factory, Inc. (The)(a)	59,619
3,547	Texas Roadhouse, Inc.(a)	51,786
738	Vail Resorts, Inc.(a)	30,708
1,477	WMS Industries, Inc.(a)	68,430

		210,543
Household Products 0.2%
1,186	Church & Dwight Co., Inc.	78,051

Insurance 0.9%
1,780	Aspen Insurance Holdings Ltd.	44,963
4,369	Protective Life Corp.	94,021
2,774	StanCorp Financial Group, Inc.	118,699

234	White Mountains Insurance Group Ltd.	76,471

		334,154
Internet & Catalog Retail 1.6%
4,555	Amazon.com, Inc.(a)	571,470
4,308	Vitacost.com, Inc.(a)	44,243

		615,713
Internet Software & Services 3.3%
1,040	Digital River, Inc.(a)	28,642
1,055	Google, Inc. (Class A Stock)(a)	511,865
3,039	GSI Commerce, Inc.(a)	85,578
23,108	IAC/InterActiveCorp(a)	541,998
2,585	Monster Worldwide, Inc.(a)	38,232
2,433	Savvis, Inc.(a)	45,631

		1,251,946
IT Services 3.2%
601	Alliance Data Systems Corp.(a)	42,467
1,354	Global Payments, Inc.	57,125
2,565	MasterCard, Inc. (Class A Stock)	517,540
7,489	Visa, Inc. (Class A Stock)	542,653
1,415	Wright Express Corp.(a)	44,431

		1,204,216
Life Sciences Tools & Services 0.2%
2,338	Bruker Corp.(a)	29,775
615	Techne Corp.	37,238

		67,013
Machinery 0.6%
1,468	AGCO Corp.(a)	42,234
2,018	IDEX Corp.	61,630
1,908	Pentair, Inc.	65,559
2,122	RBC Bearings, Inc.(a)	59,416

		228,839
Media 4.8%
1,665	John Wiley & Sons, Inc. (Class A Stock)	65,934
21,452	Liberty Global, Inc., Ser. C(a)	550,458
19,132	Viacom, Inc. (Class B Stock)(a)	643,027
17,124	Walt Disney Co. (The)	572,284

		1,831,703
Metals & Mining 3.0%
554	Agnico-Eagle Mines Ltd.	32,453
6,018	Freeport-McMoRan Copper & Gold, Inc.	421,561
5,785	Hecla Mining Co.(a)	31,123
12,179	Newmont Mining Corp.	655,474

		1,140,611

Multiline Retail 1.2%
2,215	Big Lots, Inc.(a)	78,256
12,000	Dollar General Corp.(a)	362,760

		441,016
Multi-Utilities 1.6%
12,896	Sempra Energy	593,216

Oil, Gas & Consumable Fuels 8.5%
11,050	Anadarko Petroleum Corp.	578,246
2,580	Arch Coal, Inc.	55,599
827	Atlas Energy, Inc.(a)	25,538
798	Bill Barrett Corp.(a)	25,983
1,547	Cabot Oil & Gas Corp.	53,665
8,024	Canadian Natural Resources Ltd.	557,347
1,591	Concho Resources, Inc.(a)	82,812
7,854	Occidental Petroleum Corp.	648,033
15,045	Petroleo Brasileiro SA (Brazil), ADR	535,903
2,585	Quicksilver Resources, Inc.(a)	31,563
15,475	Southwestern Energy Co.(a)	582,015
615	Whiting Petroleum Corp.(a)	51,482

		3,228,186
Pharmaceuticals 1.5%
1,108	Perrigo Co.	65,826
17,195	Sanofi-Aventis SA (France), ADR	514,303

		580,129
Professional Services 0.5%
2,338	Corporate Executive Board Co. (The)	75,728
1,515	FTI Consulting, Inc.(a)	64,781
2,512	Resources Connection, Inc.(a)	40,544

		181,053
Real Estate Investment Trusts 0.9%
2,770	Capstead Mortgage Corp.	31,634
18,831	Chimera Investment Corp.	74,194
5,306	Cogdell Spencer, Inc.	35,603
2,462	CreXus Investment Corp.	32,080
862	Kilroy Realty Corp.	28,360
11,073	MFA Financial, Inc.	81,165
862	Mid-America Apartment Communities, Inc.	47,091

		330,127
Road & Rail 0.3%
1,477	Kansas City Southern(a)	56,377
800	Landstar System, Inc.	33,552
1,477	Vitran Corp., Inc.(a)	20,855

		110,784

Semiconductors & Semiconductor Equipment 2.0%
56,289	Advanced Micro Devices, Inc.(a)	482,397
3,040	ATMI, Inc.(a)	49,248
526	Cabot Microelectronics Corp.(a)	19,304
2,903	Cavium Networks, Inc.(a)	77,162
3,815	MEMC Electronic Materials, Inc.(a)	43,300
2,822	Power Integrations, Inc.	95,891

		767,302
Software 5.1%
18,956	Adobe Systems, Inc.(a)	608,109
2,462	Ariba, Inc.(a)	37,053
27,081	CA, Inc.	548,390
4,185	CommVault Systems, Inc.(a)	94,330
2,523	Informatica Corp.(a)	65,093
1,906	Quest Software, Inc.(a)	36,891
1,354	SolarWinds, Inc.(a)	25,672
37,971	Symantec Corp.(a)	538,049

		1,953,587
Specialty Retail 0.1%
3,709	Chico’s FAS, Inc.	45,361

Textiles, Apparel & Luxury Goods 1.7%
1,465	Maidenform Brands, Inc.(a)	33,900
6,878	NIKE, Inc. (Class B Stock)	497,830
1,169	Phillips-Van Heusen Corp.	63,979
1,412	Warnaco Group, Inc. (The)(a)	60,137

		655,846
Water Utilities 0.1%
2,519	Aqua America, Inc.	43,956

Wireless Telecommunication Services 0.7%
6,660	NTELOS Holdings Corp.	119,547
4,185	SBA Communications Corp. (Class A Stock)(a)	138,230

		257,777

	Total common stocks (cost $30,590,936)	27,962,509

EXCHANGE TRADED FUND 0.1%
1,231	SPDR KBW Regional Banking ETF (cost $36,069)	31,033

	Total long-term investments (cost $30,627,005)	27,993,542

SHORT-TERM INVESTMENT 18.3%
Affiliated Money Market Mutual Fund
6,950,185	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund(b)(c) (cost $6,950,185)	6,950,185

	Total Investments, Before Securities Sold Short 92.0% (cost $37,577,190)(d)	34,943,727

SECURITIES SOLD SHORT (71.0)%
COMMON STOCKS (45.4)%
Air Freight & Logistics (1.3)%
1,645	FedEx Corp.	(137,341)
5,876	United Parcel Service, Inc. (Class B Stock)	(368,778)

		(506,119)
Beverages (1.2)%
7,874	Coca-Cola Co. (The)	(404,724)
1,645	Hansen Natural Corp.(a)	(64,237)

		(468,961)
Biotechnology (1.4)%
3,408	Acorda Therapeutics, Inc.(a)	(117,167)
5,994	Genzyme Corp.(a)	(291,608)
2,351	Onyx Pharmaceuticals, Inc.(a)	(52,404)
1,880	Pharmasset, Inc.(a)	(55,385)

		(516,564)
Building Products (0.2)%
2,586	Owens Corning(a)	(86,191)

Capital Markets (1.3)%
1,763	Affiliated Managers Group, Inc.(a)	(126,319)
1,528	Northern Trust Corp.	(77,638)
5,759	T. Rowe Price Group, Inc.	(285,185)

		(489,142)
Chemicals (0.8)%
5,759	Monsanto Co.	(292,961)
118	OM Group, Inc.(a)	(3,522)

		(296,483)
Commercial Banks (1.7)%
6,934	BB&T Corp.	(209,684)
3,996	Oriental Financial Group, Inc.	(54,665)

15,161	U.S. Bancorp	(363,258)

		(627,607)
Commercial Services & Supplies (0.5)%
705	ACCO Brands Corp.(a)	(4,977)
5,759	Republic Services, Inc.	(167,702)

		(172,679)
Communications Equipment (0.8)%
20,685	Brocade Communications Systems, Inc.(a)	(112,733)
29,382	Motorola, Inc.(a)	(201,267)

		(314,000)
Computers & Peripherals (1.0)%
19,510	EMC Corp.(a)	(363,276)

Construction & Engineering (0.3)%
3,408	Shaw Group, Inc. (The)(a)	(116,247)

Construction Materials (0.9)%
2,115	Martin Marietta Materials, Inc.	(197,182)
2,938	Vulcan Materials Co.	(148,310)

		(345,492)
Diversified Financial Services (0.5)%
27,384	Citigroup, Inc.(a)	(108,440)
118	CME Group, Inc. (Class A Stock)	(37,365)
353	IntercontinentalExchange, Inc.(a)	(40,994)

		(186,799)
Diversified Telecommunication Services (2.0)%
13,046	AT&T, Inc.	(317,018)
16,336	Verizon Communications, Inc.	(449,567)

		(766,585)
Electric Utilities (1.0)%
5,171	Exelon Corp.	(199,601)
1,763	FPL Group, Inc.	(88,027)
3,761	PPL Corp.	(97,071)

		(384,699)
Electronic Equipment & Instruments (0.8)%
353	DTS, Inc.(a)	(11,659)
4,349	Rofin-Sinar Technologies, Inc.(a)	(103,811)
6,111	Trimble Navigation Ltd.(a)	(175,569)

		(291,039)

Energy Equipment & Services (0.7)%
1,998	Baker Hughes, Inc.	(76,204)
2,821	Nabors Industries Ltd.(a)	(53,684)
8,109	RPC, Inc.	(91,551)
588	Smith International, Inc.	(22,085)
940	Superior Energy Services, Inc.(a)	(20,454)

		(263,978)
Food & Staples Retailing
353	Nash Finch Co.	(12,747)
235	Safeway, Inc.	(5,203)

		(17,950)
Food Products (0.4)%
7,287	Hain Celestial Group, Inc. (The)(a)	(157,108)

Gas Utilities (0.2)%
1,528	EQT Corp.	(59,882)

Healthcare Equipment & Supplies (0.8)%
1,528	Analogic Corp.	(66,040)
1,058	Greatbatch, Inc.(a)	(22,303)
5,876	Inverness Medical Innovations, Inc.(a)	(204,543)
588	NuVasive, Inc.(a)	(23,091)

		(315,977)
Healthcare Technology
470	Allscripts-Misys Healthcare Solutions, Inc.(a)	(8,841)

Hotels, Restaurants & Leisure (1.1)%
940	Ameristar Casinos, Inc.	(16,939)
3,056	California Pizza Kitchen, Inc.(a)	(55,711)
235	Chipotle Mexican Grill, Inc.(a)	(33,436)
705	International Speedway Corp. (Class A Stock)	(19,662)
3,643	McDonald’s Corp.	(243,607)
1,175	Penn National Gaming, Inc.(a)	(30,080)

		(399,435)
Household Durables (0.4)%
1,293	Fortune Brands, Inc.	(61,353)
1,645	Stanley Black & Decker, Inc.	(91,774)

		(153,127)
Household Products (1.1)%
6,582	Procter & Gamble Co. (The)	(402,094)

Industrial Conglomerates (0.6)%
13,281	General Electric Co.	(217,144)

Insurance (1.9)%
1,998	Aon Corp.	(78,861)
2,468	Genworth Financial, Inc. (Class A Stock)(a)	(38,476)
13,516	Marsh & McLennan Cos., Inc.	(294,784)
14,808	Old Republic International Corp.	(205,239)
1,058	United Fire & Casualty Co.	(22,588)
235	Wesco Financial Corp.	(83,155)

		(723,103)
Internet Software & Services (0.9)%
1,645	Equinix, Inc.(a)	(151,356)
11,048	Move, Inc.(a)	(23,201)
1,175	Vocus, Inc.(a)	(18,401)
8,815	Yahoo!, Inc.(a)	(135,222)

		(328,180)
IT Services (0.3)%
470	Fidelity National Information Services, Inc.	(12,934)
2,938	Paychex, Inc.	(83,851)
823	TNS, Inc.(a)	(15,826)
353	Western Union Co. (The)	(5,634)

		(118,245)
Life Sciences Tools & Services (0.8)%
3,761	Life Technologies Corp.(a)	(188,276)
4,466	Pharmaceutical Product Development, Inc.	(119,867)

		(308,143)
Machinery (2.1)%
2,586	ArvinMeritor, Inc.(a)	(37,601)
4,466	Deere & Co.	(257,599)
1,763	Kennametal, Inc.	(49,734)
7,287	PACCAR, Inc.	(298,767)
353	Parker Hannifin Corp.	(21,695)
2,468	SPX Corp.	(145,859)

		(811,255)
Media (1.7)%
9,990	DIRECTV (Class A Stock)(a)	(376,523)
588	Washington Post Co. (The) (Class B Stock)	(273,849)

		(650,372)
Metals & Mining (1.4)%
3,526	Alcoa, Inc.	(41,043)
940	Allied Nevada Gold Corp.(a)	(17,991)

5,289	Commercial Metals Co.	(82,350)
6,934	Nucor Corp.	(298,509)
940	Southern Copper Corp.	(27,711)
17,277	US Gold Corp.(a)	(68,244)

		(535,848)
Multi-Utilities (0.3)%
3,291	Public Service Enterprise Group, Inc.	(100,803)

Oil, Gas & Consumable Fuels (4.7)%
16,571	Denbury Resources, Inc.(a)	(272,593)
2,351	Devon Energy Corp.	(150,111)
10,460	El Paso Corp.	(118,616)
15,396	Exxon Mobil Corp.	(930,842)
1,998	Frontier Oil Corp.	(27,792)
5,994	Petrohawk Energy Corp.(a)	(115,265)
9,520	Valero Energy Corp.	(177,834)

		(1,793,053)
Paper & Forest Products (0.3)%
2,351	Weyerhaeuser Co.	(100,106)

Pharmaceuticals (1.1)%
5,289	Allergan, Inc.	(318,345)
3,408	Auxilium Pharmaceuticals, Inc.(a)	(98,082)

		(416,427)
Professional Services (0.2)%
1,998	Manpower, Inc.	(91,329)

Real Estate Investment Trusts (1.9)%
1,528	Equity Residential	(68,959)
1,880	Federal Realty Investment Trust	(138,556)
4,819	Regency Centers Corp.	(177,098)
3,761	Simon Property Group, Inc.	(319,798)
470	Vornado Realty Trust	(36,509)

		(740,920)
Road & Rail (0.2)%
7,874	Hertz Global Holdings, Inc.(a)	(89,449)

Semiconductors & Semiconductor Equipment (2.3)%
24,916	Applied Materials, Inc.	(321,666)
4,936	Cypress Semiconductor Corp.(a)	(56,221)
7,992	KLA-Tencor Corp.	(245,914)
9,050	National Semiconductor Corp.	(127,152)
1,763	Novellus Systems, Inc.(a)	(45,521)

2,115	Varian Semiconductor Equipment Associates, Inc.(a)	(65,755)

		(862,229)
Software (2.8)%
27,737	Activision Blizzard, Inc.	(298,173)
3,643	Blackboard, Inc.(a)	(145,866)
4,584	Electronic Arts, Inc.(a)	(75,682)
7,522	Lawson Software, Inc.(a)	(62,019)
705	Mentor Graphics Corp.(a)	(6,472)
14,926	Oracle Corp.	(336,880)
3,056	Red Hat, Inc.(a)	(89,571)
1,763	Smith Micro Software, Inc.(a)	(17,365)
2,233	Synchronoss Technologies, Inc.(a)	(45,642)

		(1,077,670)
Specialty Retail (0.3)%
2,468	Foot Locker, Inc.	(36,798)
1,410	O’Reilly Automotive, Inc.(a)	(71,938)

		(108,736)
Thrifts & Mortgage Finance (0.7)%
20,332	TFS Financial Corp.	(269,196)

Trading Companies & Distributors (0.2)%
1,410	Fastenal Co.	(71,120)

Water Utilities (0.3)%
6,346	American Water Works Co., Inc.	(129,078)

	Total common stocks sold short (proceeds $(18,399,685))	(17,252,681)

EXCHANGE TRADED FUNDS (25.6)%
42,545	Consumer Discretionary Select Sector SPDR Fund	(1,375,480)
51,830	Consumer Staples Select Sector SPDR Fund	(1,366,757)
14,926	Energy Select Sector SPDR Fund	(791,824)
91,201	Financial Select Sector SPDR Fund	(1,338,831)
46,188	Health Care Select Sector SPDR Fund	(1,333,447)
27,619	Industrial Select Sector SPDR Fund	(818,351)
12,340	SPDR S&P 500 ETF Trust	(1,350,490)
62,642	Technology Select Sector SPDR Fund	(1,355,573)

	Total exchange traded funds sold short (proceeds $(10,440,758))	(9,730,753)

	Total securities sold short (proceeds $(28,840,443))	(26,983,434)

Total Investments, Net of Securities Sold Short 21.0% (cost $8,736,747)	7,960,293
Other assets in excess of other liabilities 79.0%	30,029,604

Net Assets 100.0%	$37,989,897

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

SPDR— Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$37,577,190	$117,573	$(2,751,036)	$(2,633,463)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$27,962,509	$—	$—
Exchange Traded Fund	31,033	—	—
Affiliated Money Market Mutual Fund	6,950,185	—	—
Common Stocks Sold Short	(17,252,681)	—	—
Exchange Traded Funds Sold Short	(9,730,753)	—	—

Total	$7,960,293	$—	$—

It is the Fund’s policy to recognize transfers out at the fair value as of the beginning of period. The fund did not have any transfers in and transfers out level 2 hierarchy during the reporting period.

Prudential Strategic Value Fund

Schedule of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS
Aerospace & Defense 2.7%
4,500	General Dynamics Corp.	$305,550
3,300	Honeywell International, Inc.	141,141
1,700	Lockheed Martin Corp.	135,864
4,300	Northrop Grumman Corp.	260,107
2,400	United Technologies Corp.	161,712

		1,004,374
Auto Components 0.2%
2,900	Johnson Controls, Inc.	82,737

Automobiles 0.5%
6,500	Harley-Davidson, Inc.	196,365

Beverages 0.9%
6,500	Coca-Cola Enterprises, Inc.	169,650
9,500	Constellation Brands, Inc. (Class A Stock)(a)	158,270

		327,920
Biotechnology 0.3%
2,500	Amgen, Inc.(a)	129,450

Building Products 0.3%
9,400	Masco Corp.	125,490

Capital Markets 2.6%
5,400	Federated Investors, Inc. (Class B Stock)	119,934
3,400	Goldman Sachs Group, Inc. (The)	490,484
6,900	Morgan Stanley	187,059
4,700	State Street Corp.	179,399

		976,876
Chemicals 2.1%
13,100	Dow Chemical Co. (The)	352,521
8,300	E.I. DuPont de Nemours & Co.	300,211
700	PPG Industries, Inc.	44,849
1,000	Sherwin-Williams Co. (The)	76,630

		774,211

Commercial Banks 5.9%
8,400	BB&T Corp.	254,016
3,000	Comerica, Inc.	114,300
5,100	PNC Financial Services Group, Inc.	320,025
7,444	Regions Financial Corp.	56,798
4,600	SunTrust Banks, Inc.	123,970
17,400	US Bancorp	416,904
31,256	Wells Fargo & Co.	896,734
1,600	Zions Bancorporation	38,320

		2,221,067
Commercial Services & Supplies 1.5%
5,200	Avery Dennison Corp.	177,736
2,900	Cintas Corp.	75,400
7,200	Pitney Bowes, Inc.	163,008
8,300	R.R. Donnelley & Sons Co.	159,028

		575,172
Communications Equipment 0.4%
3,300	Harris Corp.	154,803

Computers & Peripherals 1.6%
11,100	Dell, Inc.(a)	147,963
5,200	Hewlett-Packard Co.	239,252
5,600	Lexmark International, Inc. (Class A Stock)(a)	210,280

		597,495
Construction & Engineering 0.1%
1,100	Fluor Corp.	51,612

Consumer Finance 0.5%
4,100	Capital One Financial Corp.	169,330

Containers & Packaging 0.4%
3,100	Ball Corp.	152,675

Diversified Consumer Services 0.3%
6,200	H&R Block, Inc.	99,696

Diversified Financial Services 5.4%
33,419	Bank of America Corp.	526,015
14,000	Citigroup, Inc.(a)	55,440
29,300	JPMorgan Chase & Co.	1,159,694
7,200	NASDAQ OMX Group, Inc. (The)(a)	133,848

5,900	NYSE Euronext	169,153

		2,044,150
Diversified Telecommunication Services 5.4%
47,920	AT&T, Inc.	1,164,456
5,100	CenturyTel, Inc.	175,083
25,300	Verizon Communications, Inc.	696,256

		2,035,795
Electric Utilities 3.6%
8,200	American Electric Power Co., Inc.	262,072
16,724	Duke Energy Corp.	266,915
6,600	Edison International	213,576
6,600	Exelon Corp.	254,760
5,200	FirstEnergy Corp.	183,092
4,000	Progress Energy, Inc.	154,360

		1,334,775
Electronic Equipment & Instruments 0.5%
11,400	Corning, Inc.	198,702

Energy Equipment & Services 1.7%
3,763	Baker Hughes, Inc.	143,521
9,200	Nabors Industries Ltd. (Bermuda)(a)	175,076
4,600	National Oilwell Varco, Inc.	175,398
6,400	Rowan Cos., Inc.(a)	158,464

		652,459
Food & Staples Retailing 1.3%
6,700	Kroger Co. (The)	134,871
9,100	Safeway, Inc.	201,474
11,800	SUPERVALU, Inc.	158,946

		495,291
Food Products 2.2%
7,500	Archer-Daniels-Midland Co.	189,525
10,100	ConAgra Foods, Inc.	244,218
7,400	Dean Foods Co.(a)	78,810
5,702	Kraft Foods, Inc. (Class A Stock)	163,077
10,200	Sara Lee Corp.	144,534

		820,164
Healthcare Providers & Services 3.3%
6,800	Aetna, Inc.	198,288
6,600	CIGNA Corp.	220,902
7,600	Coventry Health Care, Inc.(a)	157,320
12,300	UnitedHealth Group, Inc.	357,561
5,600	WellPoint, Inc.(a)	287,280

		1,221,351

Hotels, Restaurants & Leisure 1.3%
5,600	Carnival Corp.	202,888
2,700	Darden Restaurants, Inc.	115,830
6,400	Wyndham Worldwide Corp.	151,040

		469,758
Household Durables 1.7%
4,000	Fortune Brands, Inc.	189,800
9,800	Newell Rubbermaid, Inc.	163,268
4,152	Pulte Homes, Inc.(a)	46,253
2,200	Whirlpool Corp.	229,768

		629,089
Industrial Conglomerates 4.1%
82,900	General Electric Co.	1,355,415
9,000	Textron, Inc.	186,030

		1,541,445
Insurance 5.3%
8,000	Allstate Corp. (The)	245,040
4,900	Assurant, Inc.	170,030
5,100	Chubb Corp.	256,224
3,500	Hartford Financial Services Group, Inc.	87,745
6,087	Lincoln National Corp.	161,062
7,800	MetLife, Inc.	315,822
11,900	Progressive Corp. (The)	233,121
3,500	Torchmark Corp.	180,355
6,600	Travelers Cos., Inc. (The)	326,502

		1,975,901
IT Services 1.5%
4,400	Computer Sciences Corp.(a)	219,956
9,300	Convergys Corp.(a)	101,556
1,100	International Business Machines Corp.	137,786
7,400	Total System Services, Inc.	108,040

		567,338
Machinery 1.9%
1,900	Caterpillar, Inc.	115,444
4,400	Deere & Co.	253,792
2,400	Eaton Corp.	167,880
2,700	Parker Hannifin Corp.	165,942

		703,058
Media 4.3%
14,150	CBS Corp. (Class B Stock)	206,024
5,350	Comcast Corp. (Class A Stock)	96,781
8,400	Gannett Co., Inc.	130,536
4,500	McGraw-Hill Cos., Inc. (The)	125,100
4,600	Meredith Corp.	154,514

12,600	Time Warner, Inc.	390,474
8,150	Viacom, Inc. (Class B Stock)(a)	273,922
6,700	Walt Disney Co. (The)	223,914

		1,601,265
Metals & Mining 1.8%
11,900	Alcoa, Inc.	138,516
3,400	Allegheny Technologies, Inc.	185,912
4,600	Nucor Corp.	198,030
3,500	United States Steel Corp.	165,235

		687,693
Multiline Retail 1.0%
5,600	J.C. Penney Co., Inc.	153,944
9,600	Macy’s, Inc.	213,216

		367,160
Multi-Utilities 4.6%
7,100	Ameren Corp.	175,086
5,000	Consolidated Edison, Inc.	212,950
7,600	Dominion Resources, Inc.	296,096
5,000	DTE Energy Co.	227,550
12,400	NiSource, Inc.	185,504
7,700	Public Service Enterprise Group, Inc.	235,851
4,700	Sempra Energy	216,200
8,100	Xcel Energy, Inc.	165,969

		1,715,206
Oil, Gas & Consumable Fuels 14.8%
2,900	Apache Corp.	259,666
3,200	Chesapeake Energy Corp.	71,488
16,300	Chevron Corp.	1,204,081
12,996	ConocoPhillips	673,973
5,100	Devon Energy Corp.	325,635
27,600	Exxon Mobil Corp.	1,668,696
2,000	Hess Corp.	106,400
9,600	Marathon Oil Corp.	298,464
3,400	Murphy Oil Corp.	181,492
4,900	Occidental Petroleum Corp.	404,299
5,200	Sunoco, Inc.	155,324
10,700	Valero Energy Corp.	199,876

		5,549,394
Paper & Forest Products 0.8%
6,600	International Paper Co.	153,318
3,234	Weyerhaeuser Co.	137,704

		291,022
Pharmaceuticals 6.8%
7,700	Eli Lilly & Co.	252,483

6,900	Forest Laboratories, Inc.(a)	178,572
6,600	Johnson & Johnson	384,780
14,800	King Pharmaceuticals, Inc.(a)	128,316
17,300	Merck & Co., Inc.	582,837
68,056	Pfizer, Inc.	1,036,493

		2,563,481
Road & Rail 1.2%
4,900	Norfolk Southern Corp.	276,654
4,100	Ryder System, Inc.	184,254

		460,908
Semiconductors & Semiconductor Equipment 0.1%
4,200	MEMC Electronic Materials, Inc.(a)	47,670

Specialty Retail 3.2%
2,800	Abercrombie & Fitch Co. (Class A Stock)	100,324
1,947	AutoNation, Inc.(a)	38,998
100	AutoZone, Inc.(a)	19,088
1,400	Best Buy Co., Inc.	59,150
5,400	GameStop Corp. (Class A Stock)(a)	123,066
12,600	Home Depot, Inc. (The)	426,636
12,300	Lowe’s Cos., Inc.	304,425
6,100	RadioShack Corp.	124,684

		1,196,371
Textiles, Apparel & Luxury Goods 0.4%
2,100	VF Corp.	162,435

Tobacco 0.5%
8,500	Altria Group, Inc.	172,465
600	Philip Morris International, Inc.	26,472

		198,937
	Total Investments 99.0% (cost $39,645,448)(b)	37,170,091
	Other assets in excess of liabilities 1.0%	379,531

	Net Assets 100.0%	$37,549,622

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$39,658,817	$5,212,657	$(7,701,383)	$(2,488,726)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$37,170,091	$—	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.

The Funds may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Prudential Core Taxable Money Market Fund (“the Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3 (f/k/a JennisonDryden Opportunity Funds)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.